Allowance For Credit Losses (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for lending-related commitments [Abstract]
Allowance for lending-related commitments at January 1	$ 939	$ 659	$ 850
Cumulative effect of changes in accounting principles		0	0
Provision for lending-related commitments excluding accounting conformity	(183)	280	(215)
Provision for lending-related commitments, accounting conformity	0	0	(43)
Provision for lending-related commitments	(183)	280	(258)
Acquired allowance resulting from Washington Mutual transaction			66
Other	(21)	0	1
Allowance for lending-related commitments at December 31	717	939	659
Allowance for lending related commitments by impairment methodology
Asset-specific	180	297	29
Formula-based	537	642	630
Total allowance for lending-related commitments	717	939	659
Lending-related commitments by impairment methodology:
Total lending related commitments	954,840	991,095	1,121,378
Impaired collateral-dependent loans:
Net charge-offs	25,782	24,018	10,764
Impaired collateral dependent loans at fair value, less cost to sell	1,696	1,337	1,065
Impaired collateral-dependent loans [Member]
Impaired collateral-dependent loans:
Net charge-offs	573	666	146
Impaired collateral-dependent loans [Member] | Wholesale [Member]
Impaired collateral-dependent loans:
Net charge-offs	269	500	124
Impaired collateral-dependent loans [Member] | Consumer Excluding Credit Card [Member]
Impaired collateral-dependent loans:
Net charge-offs	304	166	22
Asset Specific [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	1,005	1,577	233
Asset Specific [Member] | Wholesale [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	1,005	1,577	233
Asset Specific [Member] | Consumer Excluding Credit Card [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	0	0	0
Asset Specific [Member] | Credit Card [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	0	0	0
Formula Based [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	953,835	989,518	1,121,145
Formula Based [Member] | Wholesale [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	345,074	345,578	379,638
Formula Based [Member] | Consumer Excluding Credit Card [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	61,534	74,827	117,805
Formula Based [Member] | Credit Card [Member]
Lending-related commitments by impairment methodology:
Total lending related commitments	547,227	569,113	623,702
Allowance for Lending Related Commitments [Member]
Allowance for lending-related commitments [Abstract]
Cumulative effect of changes in accounting principles	(18)
Allowance for Lending Related Commitments [Member] | Wholesale [Member]
Allowance for lending-related commitments [Abstract]
Cumulative effect of changes in accounting principles	(18)
Wholesale [Member]
Allowance for lending-related commitments [Abstract]
Allowance for lending-related commitments at January 1	927	634	835
Provision for lending-related commitments excluding accounting conformity	(177)	290	(214)
Provision for lending-related commitments, accounting conformity	0	0	5
Provision for lending-related commitments	(177)	290	(209)
Other	(21)	3	8
Allowance for lending-related commitments at December 31	711	927	634
Allowance for lending related commitments by impairment methodology
Asset-specific	180	297	29
Formula-based	531	630	605
Total allowance for lending-related commitments	711	927	634
Lending-related commitments by impairment methodology:
Total lending related commitments	346,079	347,155	379,871
Impaired collateral-dependent loans:
Impaired collateral dependent loans at fair value, less cost to sell	806	1,127	1,032
Consumer Excluding Credit Card [Member]
Allowance for lending-related commitments [Abstract]
Allowance for lending-related commitments at January 1	12	25	15
Provision for lending-related commitments excluding accounting conformity	(6)	(10)	(1)
Provision for lending-related commitments, accounting conformity	0	0	(48)
Provision for lending-related commitments	(6)	(10)	(49)
Acquired allowance resulting from Washington Mutual transaction			66
Other	0	(3)	(7)
Allowance for lending-related commitments at December 31	6	12	25
Allowance for lending related commitments by impairment methodology
Asset-specific	0	0	0
Formula-based	6	12	25
Total allowance for lending-related commitments	6	12	25
Lending-related commitments by impairment methodology:
Total lending related commitments	61,534	74,827	117,805
Impaired collateral-dependent loans:
Impaired collateral dependent loans at fair value, less cost to sell	890	210	33
Credit Card [Member]
Allowance for lending-related commitments [Abstract]
Allowance for lending-related commitments at January 1	0	0	0
Cumulative effect of changes in accounting principles	0	0	0
Provision for lending-related commitments excluding accounting conformity	0	0	0
Provision for lending-related commitments, accounting conformity	0	0	0
Provision for lending-related commitments	0	0	0
Other	0	0	0
Allowance for lending-related commitments at December 31	0	0	0
Allowance for lending related commitments by impairment methodology
Asset-specific	0	0	0
Formula-based	0	0	0
Total allowance for lending-related commitments	0	0	0
Lending-related commitments by impairment methodology:
Total lending related commitments	$ 547,227	$ 569,113	$ 623,702